Related party transactions - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Deemed benefits provided to former directors	£ 0.0	£ 0.0	£ 0.0
Loans, advances or guarantees provided on behalf of Directors	0.0	0.0	0.0
Aggregate gains made by executive directors on exercise of options	6.7	0.0	0.0
Joint ventures and associates
Related party transactions
Revenue from sales of goods and services	17.4	0.4	0.0
Receiving of goods and services	0.0	0.0	0.2
Amounts receivable	6.6	4.2	2.4
Amounts payable	£ 2.3	£ 1.2	£ 1.4